                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [X]; Amendment Number: 1

        This Amendment (Check only one): [X] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Claymore Advisors, LLC
Address:      2455 Corporate West Drive
              Lisle, IL 60532

Form 13F File Number: 028-11097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements and schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Kevin Robinson
Title:      Senior Managing Director, General Counsel and Corporate Secretary
Phone:      630-505-3700

   /s/ Kevin Robinson           Lisle, Illinois          November 13, 2007
-------------------------  -------------------------  ------------------------
       [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number        Name
--------------------        ----
028-05049                   Advent Capital Management, LLC
028-04895                   Analytic Investors, Inc.
028-06700                   Dreman Value Management, LLC
028-05030                   Fiduciary Asset Management, LLC
028-10986                   Madison Asset Management, LLC
028-04041                   Thompson, Siegel & Walmsley, Inc.
028-04587                   Zacks Investment Management

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      2

Form 13F Information Table Entry Total:              3223

Form 13F Information Value Total:             $ 6,476,366
                                               (thousands)

List of Other Included Managers:

Form 13F File Number Name
-------------------- --------------------------
     028-12550       Claymore Securities, Inc.
     028-12551       Claymore Investments, Inc.